EQUITY (Tables)	12 Months Ended
Jun. 30, 2018
Equity [abstract]
Equity table

20

EQUITY

Amounts in R million	2018	2017	2016

Authorised share capital
1 500 000 000 (2017 and 2016: 600 000 000) ordinary shares of no par value
5 000 000 (2017 and 2016: 5 000 000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
431 429 767 (2017 and 2016: 431 429 767) ordinary shares of no par value (a,b)	4 227.9	4 227.9	4 227.9
9 361 071 (2017 and 2016: 9 361 071) treasury shares held within the Group (c)	(50.7)	(50.7)	(50.7)
5 000 000 (2017 and 2016: 5 000 000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	4 177.7	4 177.7	4 177.7

Dividends (c)
Dividends paid during the year net of treasury shares:
Prior year final dividend: 5 SA cents per share (2017: 12 SA cents per share; 2016: 10 SA cents per share)	21.1	50.6	42.2
Interim dividends: 5 SA cents per share (2017: nil; 2016: 50 SA cents per share)	21.1	-	210.7
Total	42.2	50.6	252.9